Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Retail Class
Shareholder Report [Line Items]
Fund Name	Akre Focus Fund
Class Name	Retail Class
Trading Symbol	AKREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Akre Focus Fund (the “Fund”) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$151	1.33%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2024 for the Retail class was 26.51% compared with its benchmark, the S&P 500 Total Return, which was 22.15%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Stock selection drove performance to outpace the S&P 500 over the past year led by KKR, Constellation Software, and Moody’s. The market bounced back and forth in the last year due to AI euphoria, rate cut hopes, growth, and inflation fears. The Fund’s performance rebounded in July as inflation worries eased and AI euphoria waned, leading to broader market participation. Additionally, smaller market cap stocks staged a comeback versus their mega cap peers, which benefited a number of our holdings.
During the past year we modestly trimmed a select few larger positions and opportunistically added to several existing positions. We eliminated Adobe and Lumine.
The top five contributors to performance over the 12-months ended July 31, 2024, were KKR, Constellation Software, Moody’s, Mastercard, and Brookfield Corp.
The top five detractors from performance over the 12-months ended July 31, 2024, were CoStar, Adobe, Uber Technologies, Airbnb, and Veralto. Adobe was sold in September 2023. Uber Technologies was an exploratory position, and we have since pivoted to Airbnb. Veralto, a spinoff from Danaher, was sold shortly after receipt.

Performance Past Does Not Indicate Future [Text]	The following graph reflects a hypothetical $10,000 investment in the class of shares noted over the 10-year period ended July 31, 2024.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class	26.51	12.00	14.04
S&P 500 Total Return	22.15	15.00	13.15
S&P 500 Equal Weight Total Return	12.95	11.73	10.78

No Deduction of Taxes [Text Block]	The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Updated Performance Information Location [Text Block]	Visit www.akrefund.com/documents-and-forms/ for more recent performance information. Visit www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 12,975,016,517
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 113,845,863
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$12,975,016,517
Number of Holdings	17
Net Advisory Fee	$113,845,863
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.2%
Mastercard, Inc.	11.5%
Moody’s Corp.	11.5%
KKR & Co., Inc.	10.7%
American Tower Corp.	9.0%
Visa, Inc.	6.7%
Brookfield Corp.	6.5%
Roper Technologies, Inc.	6.3%
O’Reilly Automotive, Inc.	5.9%
CoStar Group, Inc.	4.9%

Top Sectors	(% of net assets)
Financials	46.9%
Information Technology	23.3%
Real Estate	14.7%
Consumer Discretionary	8.9%
Health Care	3.7%
Cash & Other	2.5%

Updated Prospectus Web Address	www.akrefund.com/documents-and-forms/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Akre Focus Fund
Class Name	Institutional Class
Trading Symbol	AKRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Akre Focus Fund (the “Fund”) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	1.06%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2024 for the Institutional class was 26.85% compared with its benchmark, the S&P 500 Total Return, which was 22.15%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Stock selection drove performance to outpace the S&P 500 over the past year led by KKR, Constellation Software, and Moody’s. The market bounced back and forth in the last year due to AI euphoria, rate cut hopes, growth, and inflation fears. The Fund’s performance rebounded in July as inflation worries eased and AI euphoria waned, leading to broader market participation. Additionally, smaller market cap stocks staged a comeback versus their mega cap peers, which benefited a number of our holdings.
During the past year we modestly trimmed a select few larger positions and opportunistically added to several existing positions. We eliminated Adobe and Lumine.
The top five contributors to performance over the 12-months ended July 31, 2024, were KKR, Constellation Software, Moody’s, Mastercard, and Brookfield Corp.
The top five detractors from performance over the 12-months ended July 31, 2024, were CoStar, Adobe, Uber Technologies, Airbnb, and Veralto. Adobe was sold in September 2023. Uber Technologies was an exploratory position, and we have since pivoted to Airbnb. Veralto, a spinoff from Danaher, was sold shortly after receipt.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	26.85	12.30	14.34
S&P 500 Total Return	22.15	15.00	13.15
S&P 500 Equal Weight Total Return	12.95	11.73	10.78

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.akrefund.com/documents-and-forms/ for more recent performance information. Visit www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 12,975,016,517
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 113,845,863
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$12,975,016,517
Number of Holdings	17
Net Advisory Fee	$113,845,863
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.2%
Mastercard, Inc.	11.5%
Moody’s Corp.	11.5%
KKR & Co., Inc.	10.7%
American Tower Corp.	9.0%
Visa, Inc.	6.7%
Brookfield Corp.	6.5%
Roper Technologies, Inc.	6.3%
O’Reilly Automotive, Inc.	5.9%
CoStar Group, Inc.	4.9%

Top Sectors	(% of net assets)
Financials	46.9%
Information Technology	23.3%
Real Estate	14.7%
Consumer Discretionary	8.9%
Health Care	3.7%
Cash & Other	2.5%

Updated Prospectus Web Address	www.akrefund.com/documents-and-forms/
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Akre Focus Fund
Class Name	Supra Institutional Class
Trading Symbol	AKRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Akre Focus Fund (the “Fund”) for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2024 for the Supra Institutional class was 26.93% compared with its benchmark, the S&P 500 Total Return, which was 22.15%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Stock selection drove performance to outpace the S&P 500 over the past year led by KKR, Constellation Software, and Moody’s. The market bounced back and forth in the last year due to AI euphoria, rate cut hopes, growth, and inflation fears. The Fund’s performance rebounded in July as inflation worries eased and AI euphoria waned, leading to broader market participation. Additionally, smaller market cap stocks staged a comeback versus their mega cap peers, which benefited a number of our holdings.
During the past year we modestly trimmed a select few larger positions and opportunistically added to several existing positions. We eliminated Adobe and Lumine.
The top five contributors to performance over the 12-months ended July 31, 2024, were KKR, Constellation Software, Moody’s, Mastercard, and Brookfield Corp.
The top five detractors from performance over the 12-months ended July 31, 2024, were CoStar, Adobe, Uber Technologies, Airbnb, and Veralto. Adobe was sold in September 2023. Uber Technologies was an exploratory position, and we have since pivoted to Airbnb. Veralto, a spinoff from Danaher, was sold shortly after receipt.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Supra Institutional Class	26.93	12.39	15.13
S&P 500 Total Return	22.15	15.00	14.30
S&P 500 Equal Weight Total Return	12.95	11.73	11.70

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.akrefund.com/documents-and-forms/ for more recent performance information. Visit www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 12,975,016,517
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 113,845,863
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$12,975,016,517
Number of Holdings	17
Net Advisory Fee	$113,845,863
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.2%
Mastercard, Inc.	11.5%
Moody’s Corp.	11.5%
KKR & Co., Inc.	10.7%
American Tower Corp.	9.0%
Visa, Inc.	6.7%
Brookfield Corp.	6.5%
Roper Technologies, Inc.	6.3%
O’Reilly Automotive, Inc.	5.9%
CoStar Group, Inc.	4.9%

Top Sectors	(% of net assets)
Financials	46.9%
Information Technology	23.3%
Real Estate	14.7%
Consumer Discretionary	8.9%
Health Care	3.7%
Cash & Other	2.5%

Updated Prospectus Web Address	www.akrefund.com/documents-and-forms/